Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Income Tax [Line items]
Corporate tax rate	31.20%	31.50%	31.50%
Deferred tax assets	¥ 26,100	¥ 25,876
Taxable temporary differences related to investments in subsidiaries	54,706	¥ 63,937
Unrecognized future taxable temporary differences of applicable tax rate		10.00%
Alpine Group [member]
Disclosure of Income Tax [Line items]
Deferred tax assets	¥ 4,680